Restricted Cash (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Restricted Cash [Abstract]
Fixed deposits	$ 769,263	$ 2,198,786
Letter of guarantee for operation	56,410	120,513
Banking facilities	$ 1,482,051	$ 1,417,948